GODFREY & KAHN, S.C.
Attorneys at Law
780 North Water Street
Milwaukee, Wisconsin 53202
Telephone No.: (414) 273-3500
Fax No.: (414) 273-5198

January 30, 2002

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:      Kopp Funds, Inc. (the "Fund");
                 (Registration Nos. 333-29687; 811-8267)

Ladies and Gentlemen:

      On behalf of the Fund, in lieu of filing the form of Prospectus and the form of Statement of Additional Information pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Securities Act"), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and the Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the most recent amendment to the Fund's Registration Statement (i.e., Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A). Post-Effective Amendment No. 5 was filed electronically via EDGAR on January 22, 2002 (with an effective date of January 28, 2002).

      If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Ellen Drought

Ellen Drought
cc:	Kathy Tillotson
Cheryl King
Carol A. Gehl
Pamela M. Krill